Trading Derivatives (assets and liabilities) and short positions - Schedule by type of inherent risk of fair value of trading derivatives (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Financial assets held for trading	€ 156,118	€ 116,953	€ 114,945
Financial liabilities held for trading	115,185	79,469	81,167
Derivatives
Financial instruments
Financial liabilities held for trading	64,891	53,566	64,469
Derivatives | Interest rate risk
Financial instruments
Financial liabilities held for trading	37,641	30,192	41,085
Derivatives | Currency risk
Financial instruments
Financial liabilities held for trading	26,063	21,894	22,028
Derivatives | Price risk
Financial instruments
Financial liabilities held for trading	817	891	944
Derivatives | Other risks
Financial instruments
Financial liabilities held for trading	370	589	412
Derivatives
Financial instruments
Financial assets held for trading	67,002	54,292	67,137
Derivatives | Interest rate risk
Financial instruments
Financial assets held for trading	38,789	31,884	43,832
Derivatives | Currency risk
Financial instruments
Financial assets held for trading	26,391	19,823	21,162
Derivatives | Price risk
Financial instruments
Financial assets held for trading	1,347	1,498	1,931
Derivatives | Other risks
Financial instruments
Financial assets held for trading	€ 475	€ 1,087	€ 212